CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Jun. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 14, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (usd per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0		0	0
Preferred stock, shares outstanding (in shares)	0		0	0
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000		100,000,000	100,000,000
Common stock, shares issued (in shares)	1,441,157		492,304
Common stock, shares outstanding (in shares)	1,441,157		492,304